Rule 497(e)
File Nos. 333-72042; 811-10559

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
SEPARATE ACCOUNT ELEVEN

HV-5795 – PremierSolutions Standard (Series A)

Supplement dated November 6, 2026 to Prospectus dated May 1, 2026

Effective November 6, 2026, ClearBridge Small Cap Fund is renamed ClearBridge Smaller Companies Fund.

Accordingly, the name of the fund is hereby updated in the table of funds in the “Appendix A – General Account Options and Underlying Funds” section of the above-referenced product Prospectus.

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS
2026-PROSUPP-69